FORM  N-CSR

   CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INESTMENT COMPANIES

Investment Company Act file number                   811-01932

Exact name of registrant as specified in charter     Valley Forge Fund, Inc.

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/05

Date of reporting period:                            01/01/05 to 12/31/05



Item 1. Report to Shareholders.

                                                         Valley Forge Fund
                                                         1375 Anthony Wayne Dr.
                                                         Wayne PA 19087
                                                         December 31, 2005

Dear Shareholder:

Your Fund started 2005 at $9.24 per share. Results show that our net asset value per share closed at $8.89 after paying $.18 dividend. This represents a decrease in value of 1.8% this year as compared to the Dow Jones Industrial Average that declined 0.6%.

Last year was not easy. However, adjustments to the portfolio have improved performance in the last quarter that should continue through the first quarter of 2006. New purchases include Abbott Laboratories, Peabody Energy Corp. and Kimberly Clark Corp., all of which have done well. McDonalds Corp. has been sold and Fedders Corp. is about to be.

Financial figures for the year ended December 31, 2005 are attached.



Respectfully submitted,


s/Bernard B. Klawans
President

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceeded or accompanied by an effective prospect-us. Nothing herein contained is to be considered an offer of sale or solicita-tion or an offer to buy shares of the Valley Forge Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and materi-al information

                                     - 1 -



                              VALLEY FORGE FUND

                         EXPENSES - DECEMBER 31, 2005


As a shareholder of the Fund, you incur ongoing costs that include management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in this Fund as compared to the ongoing costs of investing in other mutual funds. It is based on a $1,000 investment made on July 1, 2005 that is held for the entire six-month period to December 31, 2005.

Actual Expenses: The first line of the following table provides actual values & expenses. Simply divide your account value on July 1, by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to cal-ulate the expenses you actually paid on your account over the past six months.

Hypothetical Example for Comparison Purposes: The second line of the table pro-vides hypothetical account values & expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Fund's actual return. These hypothetical acount values and expenses may not be used for anything but comparison of ongoing costs of investing in this Fund with an assumed rate of return of 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any di-rect costs, such as wire or low balance fees. Therefore, the second line of the table is useful in paring ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your cost would be higher.

                    Beginning Account      Ending Account        Expenses Paid
                          Value                 Value           During Period *
                      July 1, 2005       December 31, 2005      July 1, 2005 to
                                                               December 31, 2005
Actual                 $1,000.00             $1,027.18              $ 6.95
Hypothetical **        $1,000.00             $1,018.35                6.92

 * Expenses are equal to the Fund's annualized expense ratio of 1.34% multiplied by 184/365 to reflect the one=half year period.

 **   With a 5% return before expenses


                         TOP TEN HOLDINGS AND ASSET ALLOCATION

    Top Ten Holdings, % of Net Assets        Asset Allocation, % of Net Assets
    Alexander & Baldwin Inc.     5.70      Basic Materials                  3.7
    Federal Agric Mtg. Corp.     5.63      Communications                  10.8
    Time Warner Inc.             5.50      Consumers                       28.9
    Comcast Corp. New Class A    5.45      Industrials                     19.5
    Cisco Systems                5.40      Manufacturing                    8.3
    Supervalu Inc.               5.12      Technology                      13.1
    Newell Rubbermaid Inc.       5.00      Short Term Investments          15.0
    EMC Corporation              4.30      Other Assets Less Liabilities    0.7
    The Home Depot Incorporated  4.26                                     _____
    Granger (W. W.) Inc.         3.74                                     100.0%
                                _____
                                50.10%
                                =====


                                      - 2 -



                               VALLEY FORGE FUND
                 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2005
COMMON STOCKS:                       84.3%           Shares               Value

 Basic Materials                      3.7%
  Barrick Gold Corp (Canadian)                        8,000              222,960
  Coeur D'Alene Mines Corporation *                  13,000               52,000
  Peabody Enengy Corporation                          1,000               82,420
                                                                     ___________
                                                                         357,380
 Communications                      10.8%
  ADC Telecommunications *                           14,285              318,841
  AT&T Corp.                                          7,794              190,880
  Comcast Corp. New Class A *                        20,000              518,400
                                                                     ___________
                                                                       1,028,121
 Consumers                           28.9%
  Abbott Laboratories                                 5,000              197,150
  Federal Agic Mtg Corp. Class C Non Voting          17,900              535,747
  The Home Depot Incorporated, Inc.                  10,000              404,800
  Kimbery-Clark Corp                                  5,000              298,250
  Pep Boys - Manny, Moe & Jack                       20,000              297,800
  Supervalu Inc.                                     15,000              487,200
  Time Warner Inc.                                   30,000              523,200
                                                                     ___________
                                                                       2,744,147
 Industrials                         19.5%
  Alexander & Baldwin Inc.                           10,000              542,400
  Duke Energy Corp.                                  10,000              274,500
  Hercules Incorporated *                            30,000              339,000
  General Electric Company                           10,000              350,500
  Granger (W. W.) Inc.                                5,000              355,500
                                                                      __________
                                                                       1,861,900
 Manufacturing                        8.3%
  Abitibi Consolidated (Canadian)                    60,000              242,400
  Fedders Corp.                                      40,000               68,800
  Newell Rubbernaid Inc.                             20,000              475,600
                                                                     ___________
                                                                         786,800
 Technology                          13.1%
  Arrow Electronics *                                10,000              320,300
  Cisco Systems *                                    30,000              513,600
  EMC Corporation *                                  30,000              408,600
                                                                     ___________
                                                                       1,242,500
                                                                     ___________
   Total Common Stocks                     (Cost $ 8,577,284)        $ 8,020,848
                                                                     ___________

 SHORT-TERM INVESTMENTS:             15.0%
  Citizens Bank Money Market 3.92%                                     1,426,800
                                                                       _________
   Total Short-Term Investments            (Cost $ 1,426,800)        $ 1,426,800
                                                                     ___________
 TOTAL INVESTMENTS                   99.3% (Cost $10,005,084           9,447,648
 Other Assets Less Liabilitits - Net  0.7 %                               62,452
                                                                     ___________
    NET ASSETS                      100.00%                          $ 9,510,100
                                                                     ===========
                       * Non-income producing during the year
    The accompanying notes are an integral part of these financial statements
                                     - 3 -



                               VALLEY FORGE FUND
              STATEMENT OF ASSETS & LIABILITIES - DECENBER 31, 2005

Assets: Investments in securities at value (cost $10,005,084)       $ 9,447,648
  Cash and cash equivalents                                              74,640
  Dividends and interest receivable                                       4.750
                                                                    ___________
           Total Assets                                               9,527,038
                                                                    ___________

Liabilities: Due to Adviser                                               8,386
  Accrued expenses                                                        8,552
                                                                    ___________
          Total Liabilities:                                             16,938
                                                                    ___________

Net Assets:                                                         $ 9,510,100
                                                                    ===========
Composition of Net Assets:
  Common stock                                                      $     1,069
  Paid in capital                                                    10,023,226
  Accumulated undistributed net investment income                        43,241
  Net unrealized depreciation of investments                         (  557,436)
                                                                    ___________
   Net Assets:  (equivalent to $8.89 per share based on
                 1,069,398 shares outstading) (Note 4)              $ 9,510,100
                                                                    ===========


        STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2005

Investment Income:
  Dividens: (net of foreign taxes of $1003)                          $  123,060
  Interest                                                               58,772
                                                                     __________
    Total Income:                                                       181,832
                                                                     __________
Expenses:
  Investment advisory fee (Note 2)                                       95,380
  Professional fees                                                       9,000
  Printing and mailing expenses                                           5,960
  Non-interested directors' fees and expenses                             2,070
  Registration fees                                                       9,675
  Insurance expense                                                       1,357
  Communications                                                          1,239
  Taxes                                                                     850
  Other expenses                                                          4,316
                                                                     __________
    Total expenses:                                                     129,847
                                                                     __________
Net Investment Income:                                               $   51,985
                                                                     __________
Realized and Unrealized Gain (Loss) From Investments:
  Net realized gain on investment securities                            138,874
  Net change in unrealized appreciation on investment securities       (381,334)
                                                                     __________
Net Realized and Unrealized Gain (Loss) from Investments:              (242,460)
                                                                     __________
Net Decrease in Net Assets Resulting from Operations:                $ (190,475)
                                                                     ==========
   The accompanying notes are an integral part of these financial statements

                                      - 4 -



                               VALLEY FORGE FUND
  STATEMENTS OF CHANGES IN NET ASSETS - YEARS ENDED DECEMJBER 31, 2005 & 2004

                                                          2005           2004
Increase (Decrease) in Net Assets from Operations:
 Investment income - net                             $    51,985     $   64,752
 Net realized gain from investments                      138,874         78,617
 Unrealized appreciation (depreciation) of investments  (381,334)       372,440
                                                     ___________    ___________
  Net inc. (decrease) in net assets fron operations     (190,475)       515,809
                                                     ___________    ___________

 Distributions to shareholders                          (190,847)      (143,368)
 Capital share transactions (Note 4)                    (178,648)       174,120
                                                     ___________    ___________
  Total increase (decrease)                             (559,970)       546,561

Net Assets:
 Beginning of year                                   $10,070,070    $ 9,523,509
                                                     ___________    ___________
 End of year                                         $ 9,510,100    $10,070,070
                                                     ===========    ===========


                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Organization: The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management invest-ment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stocks. The following summarizes significant accounting policies followed by the Fund.

Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the super-vision of the Company's Board of Directors in accordance with methods that have been authorized by the Board. Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

Securities Transactions & Investment Income: Security transactions are recorded on the dates transactions are entered into (the trade dates). Realized gains
& losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is deter-mined on the accrual basis. Discount on fixed income securities is amortized.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date. Permanent book and tax differences relating to shareholder distributions may result in reclass-ifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on in-vestment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated in-vestment company and distribute all of its taxable income. The Fund has com-plied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.
                                      - 5 -



                                VALLEY FORGE FUND
         NOTES TO FINANCIAL STATEMENTS (Continued) - DECEMBER 31, 2005

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets & liabilities & dis-closure of contingent assets & liabilities at the date of the financial state-ments & reported amounts of increases & decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES - Under the terms of the investment management agreement, Valley Forge Management Corp. ("the Manager") has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund. The Manager will receive a fee, pay-able monthly, for proiding investment advice at anannual rate of 1% based on the average daily assets of the Fund. The fee will be accrued daily and paid month-ly. A management fee of $95,380 was paid for the year ended December 31, 2005. The Fund owed the fee for December ($8,386) as of the year end. The Manager also provided transfer agency, portfolio pricing, administration, accounting, financial reporting, tax accounting, and compliance services to the Fund at no charge for the year ended December 31, 2005. Mr. Bernard Klawans is the sole owner, director and officer of the Manager and is also President of the Fund.

3. INVESTMENT TRANSACTIONS - Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 2005 were $1,429,332 and $1,661,803 respectively. At December 31, 2005 net unrealized depreciation for Federal income tax puposes aggregated $557,436 of which $1,019,249 related to unrealized appreciation of securities and $1,576,685 related to unrealized depreciation of securities. The cost of investments at December 31, 2005 for Federal income tax purposes was $8,578,284 excluding short-term investments.

4. CAPITAL SHARE TRANSACTIONS - As of December 31, 2005, there were 10,000,000 shares of $.001 per value capital stock authorized. The total par value plus paid-in capital equaled $10,024,295. Transactions in capital stock were as follows for the years ended:
                                        December 31, 2005     December 31, 2004
                                        Shares     Amount     Shares     Amount
                                       ------------------    ------------------
Shares sold                             26,847  $ 235,573     87,857  $ 769,318
Shares issued in dividend reinvestment  20,325    182,277     14,726    136,020
Shares redeemed                        (68,056)  (596,498)   (83,179)  (731,218)
                                       _________________________________________
Net increase (decrease)                (20,884) $(178,648)    19,404  $ 174,120
                                       =========================================

5. FEDERAL INCOME TAXES - Income and long-term capital gsain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of Dec-ember 31, 2005, the taxable components of distributable earnings were as follows:

               Undistributed ordinary income         $   43,241
               Undistributed long-term capital gain  $        0
               Undistributed depreciation            $ (557,436)

The tax character of distributions paid during the years ended December 31, 2005 and 2004 were as follows:
                                               2005         2004
            Ordinary income                 $  51,982     $ 74,427
            Long-term capital gain          $ 138,866     $ 68,941

                               VALLEY FORGE FUND
                             FINANCIAL HIGHLIGHTS
          For a share of capital stock outstanding throughout the period

                                            For the Years  Ended December 31
                                          2005    2004    2003    2002    2001
PER SHARE DATA:
Net Asset Value, Beginning of Year       $ 9.24  $ 8.89  $ 7.18  $ 7.98  $ 7.00
Income from Investment Operations:
 Net Investment Income (*)                 0.18    0.13    0.14    0.15    0.31
 Net Realized & Unrealized Gain (Loss)    (0.35)   0.35    1.72   (0.78)   0.99
                                        ________________________________________
  Total From Investment Operations        (0.17)   0.48    1.86   (0.63)   1.30
Less Distributions                        (0.18)  (0.13)  <0.15>  (0.17)  (0.32)
                                        _______________________________________
Net Asset Value, End of Year             $ 8.89  $ 9.24  $ 8.89  $ 7.18  $ 7.98
Total Return (**)                         (1.84)%  5.40%  25.91%  (7.89)% 18.57%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                  1.36%    1.22%   1.32%   1.24%   1.26%
Net Investment Income                     0.55%    0.69%   1.31%   2.30%   3.90%

SUPPLEMENTAL DATA:
Net Assets, End of Year in Thousands    $ 9,510  $10,070 $ 9,523 $ 7,334 $ 7,183
Portfolio Turnover Rate                  18.31%   14.99%  16.27%  43.10%  75.45%

     * Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
     **  Total return assumes reinvestment of dividends.

    The accompaning notes are an integral part of these financial statements.


                        ADDITIONAL INFORMATION - UNAUDITED

PROXY VOTING GUIDLINES - The Fund's proxy voting policies and procedures, and in formation regarding how the Fund voted proxies relating to portfolio securities is available without charge by calling the Fund at 1-800-548-1942 or by visiting the Securities and Exchange's ("SEC") website (http://www.sec.gov).

QUARTERLY PORTFOLIO SCHEDULE - The Fund now files a complete schedule of invest-ments with the SEC for the first and third quarters of each fiscal year on Form N-Q. These forms are available at the SEC's website (http://www.sec.gov) & may be reviewed at the SEC's Public Reference Room in Washington DC. Information on the operation of this Public Reference Room may be obtained by calling (1-800-732-0330)

INVESTMENT MANAGER REVIEW - At its regularly scheduled in-person meeting on 08-16-2005, the Board of Directors unaminously approved continuance of an in-vestment contract with the Manager.

BOARD OF DIRECTORS - The Fund's business and affairs are managed under the di-rection of Directors that are elected annually to serve for one year. Informa-tion pertaining to them is set forth below. The SAI published by thr Fund con-tains additional information about these Directors, and is available without charge by calling 1-800-548-1942. Eachmay be contacted by writing to the di-rector c/o Valley Forge Fund, P.O. Box 262, Valley Forge, PA 19481.

                               VALLEY FORGE FUND
                   ADDITIONAL INFORMATION - UNAUDITED (continued)

 Name and Age       Position      Term  of Office       Principal        Other
                   with  Fund      and Length of        Occupation     Director-
                                    Time Served        Past 5 Years      ships
INTERESTED DIRECTORS & OFFICERS - *
Bernard B. Klawans  Director   Elected for One Year    President of       None
    Age 84          President  Served  Since Incep-    Valley Forge
                                tion 12/15/1972            Fund

Sandra K. Texter    Treasurer  Elected for One Year    System Analyst     None
    Age 55                         Served Since        Lockeed Martin
                                   Jan 30, 2001

INDEPENDENT DIRECTORS:
Donald A. Peterson  Director   Elected for One Year    Program  Manager  1 None
    Age 65          and Board      Served Since        DRS Technologies
                    Chairman        08/15/1974

Victor J. Belanger  Director   Elected for One Year     Retired Chief     None
    Age 65                         Served Since         Financial Off
                                    08/18/1980         Linearizer Tech

Dr. James P. King   Director   Elected for One Year        President      None
    Age 73                     Served  Since Incep-    Desilube Tech Inc
                                 tion 12/15/1972

C. William Majer    Director   Elected for One Year        President      None
    Age 69                    Served Since  06/21/05   Majerplus Limited

* "Interested persons" in the Fund as defined in the Investment Company Act of 1940 are Mr. Klawans because his ownership of the Fund's Investment Adviser and Sandra Texter because she is the daughter of Mr. Klawans.

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of the Valley Forge Fund, Inc.

We have audited the accompaning statyement of assets and liabilities of the Valley Forge Fund, ("the "Fund") including the schedule of investments , as of December 31, 2005 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Publid Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirma-tion of securities owned as of December 31, 2005, verified by examination and by correspondence with brokers. An audit also includes assessing the accounting principles used and sigmificant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a ereasonable basis for our opinion.

In our ppinion, the financial statements and financial highlights referred to above present fairly, in all material material respects, the financial position of the Valley Forge Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington Pennsylvania                                      Sanville & Company
January 30, 2006

Item 2. Code of Ethics.

                                 CODE OF ETHICS
Pursuant to the requirements of Sections 406 and 407 of the Sarbanes-Oxley Act of 2002 the Vally Forge Fund, (the "Fund"), hereby adopts the following Code of Ethics that applies to the Fund's principal executive, financial and accounting officers or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to

a) Honest and ethical conduct, including the sthical handling of actual or apparent conflicts of interest between personal and professional relationships;

b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c) Compliance with all applicable governmental laws, rules and regulations;

d) Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3. Audit Committee Financial Expert.
The Fund is small and has had a flawless financial record since inception 35 years ago. The current principal executive officer has prepared all financial documents ever issued by the Fund, and has been doing so since the Fund's for-mation. The current Fund auditor is Michael Baranowsky of Sanville & Company, whose reports and communications indicate total satisfacation with the reports he has received. Victor Belanger, retired Chief Financial Officer, Linearizer Technology Inc. in Hamilton NJ is an "independent" member of the Board of Directors of the Valley Forge Fund who has performed several independent audits including those of the Fund's securities held in self custodianship in the past twenty years. He always reported satisfactory findings to the Board of Direct-ors. This 35 year record is believed to be sufficient rational to preclude the need for an Audit Committee or an Audit Committee Financial Expert to monitor future Fund finances unless the Fund should exceed 15 million in total assets.

Items 4-8. (Reserved)

Item 9. Controls and Procedures.
Bernard B. Klawans is the president of the Fund. He handles all financial mat-ters of the Fund and has provided excellent internal control procedures to pro-duce accuracy and safety in all financial matters involving Fund operations. He is also president and owner of the Investment Adviser, the Valley Forge Manage-ment Corporation that has acted as Transfer Agent "pro bono" to the Fund. He has provided the additional control of requiring the signatures of either the Treasurer, Sandra Texter or Ellen Klawans that holds no position in the Fund or Adviser as well as his on all checks issued by the Fund.
Auditors have reviewed the Internal Control exercised by the Fund every year since it was installed as a filing requirement by the Securities & Exchange Commission and found it to be satisfactory for a small (less that 15 million dollars in total assets) fund.

Item 10. Exhibits.
   A. Code of Ethics.
      Filed under Item 2 Code of Ethics above

   B. Certification.

                               CERTIFICATIONS

                    I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-CSR of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement, a material fact or omit to state a material fact necessary to make the statement made, in light of the circumstances under which such statements were made, mis-leading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial infor-mation presented, fairly show in all material respects as of, and for the peri-ods included in this report. Cash flow information is not considered pertainent to this document or the registrant;

4. The Fund is small being under 15 million dollars in total assets. Mr. Klawans is the certifying officer of the Fund. The Board, in view of the small size of the Fund determined that the clean operation by him over the past 35 years, the continuing history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, made it unnecessary to have more certifying officers. Mr. Klawans therefore is respons-ible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the re-gistrant and has:
   a) Designed such disclosure controls and procedures to ensure that material information relating to the registrant is made known to him by all others associated with the Fund, particularly during the period which this report is being prepared;
   b) Evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Eveluation Date"); and
   c) Evaluated and believes that the effectiveness of the disclosure controls and procedures produces a satisfactory evaluation of the Fund's financials reported in the audited annual report given above as of the Evaluation Date;

5. The Board of Directors and Mr. Klawans have discused, based on their most recent evaluation, that:
   a) They were satisfied that there were no significant deficiencies in the design or operation of internal controls which could adversly affect the registrrant's ability to record, process, summarize, and report financial data; and
   b) There was no fraud, whether or not material, that involves management or other employees who might have a role in internal controls;

6. The registrant's Board of Directors and Mr. Klawans hereby state in this re-port that there are no changes in internal controls or other factors that signi-ficantly affect internal controls subsequent to the date our most recent evalua-tion, including any corrective actions with regard to significant deficiencies and material weaknesses.

   Date:                                                  12/31/05
                                                      /s/ Bernard B. Klawans
                                                          President

                                   SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Invsstment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Valley Forge Fund, Inc.

By (Signature and Title)                      /s/ Bernard B. Klawans
                                                  Bernard B. Klawans
                                                  President

Date                                              12/31/05